CONDENSED CONSOLIDATED BALANCE SHEETS (Q2) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 26, 2020
Current Assets
Cash	$ 165,655		$ 17,499			$ 1,144,776
Prepaid expenses	106,875		123,750			262,499
Total Current Assets	272,530		141,249			1,407,275
Cash and Investments held in Trust Account	287,542,770		284,379,776			278,774,646
Total Assets	287,815,300		284,521,025			280,181,921
Current Liabilities:
Accrued expenses	3,254,399		559,183			37,067
Convertible promissory note - related party	1,680,000		0
Accrued offering costs			0			26,780
Total Current Liabilities	4,934,399		559,183			63,847
Deferred underwriting fee payable	9,660,000		9,660,000			9,660,000
Total Liabilities	39,250,270		36,447,246			55,713,791
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 shares at redemption value of $10.42 and $10.30 per share as of June 30, 2022 and December 31, 2021, respectively	287,542,770		284,280,000			278,760,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding	0		0			0
Additional paid-in capital	0		0			0
Accumulated deficit	(38,978,430)		(36,206,911)			(54,292,560)
Total Shareholders' Deficit	(38,977,740)	$ (28,196,888)	(36,206,221)	$ (46,053,861)	$ (48,719,744)	(54,291,870)	$ 0
Total Liabilities, Commitments and Contingencies and Shareholders' Deficit	287,815,300		284,521,025			280,181,921
Class A Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	0		0			0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	690		690			690
Forward Purchase Agreement [Member]
Current Liabilities:
Derivative liabilities	5,521,061		5,008,045			6,757,777
Warrant [Member]
Current Liabilities:
Derivative liabilities	$ 19,134,810		$ 21,220,018			$ 39,232,167